RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
AGD Advisory Group, Inc. [Member]
Professional fee monthly	$ 20,000
FWB Consulting, Inc. [Member]
Professional fee monthly	$ 20,000